Long-Term Debt, Summary of Long-Term Debt (Predecessor) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Long-Term Debt [Abstract]
Balance outstanding	$ 80,465,000	$ 65,842,000
Less: Deferred financing costs	(1,712,000)	(1,308,000)
Total	78,753,000	64,534,000
Less - current portion	(17,650,000)	(8,691,000)
Long-term portion	$ 61,103,000	$ 55,843,000
United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Balance outstanding			$ 5,500,000
Less: Deferred financing costs			(119,256)
Total			5,380,744
Less - current portion			(1,177,074)
Long-term portion			$ 4,203,670